Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Schwab Select Large Cap Growth Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Select Large Cap Growth Fund
Average Annual Return, Percent	[1],[2]	15.44%	8.66%	14.94%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500® Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.81%	12.76%	16.83%

[1]	Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
[3]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.